Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	116 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000161514
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Community Development Fund, Class A Shares
Without Sales Load [Member] | C000161514
Average Annual Return [Line Items]
Average Annual Return, Percent		5.92%	0.82%	1.34%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		7.30%	(0.36%)	1.72%
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index (USD) (TR)
Average Annual Return, Percent		8.49%	0.22%	1.50%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.